Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794			57.2 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%	%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%	%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.30385%	%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%	%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%	%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%	%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%	%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,601,249.00

Principal:
Principal Collections	$28,345,153.39
Prepayments in Full	$15,755,687.30
Liquidation Proceeds	$495,328.14
Recoveries	$130,250.82
Sub Total	$44,726,419.65
Collections	$49,327,668.65

Purchase Amounts:
Purchase Amounts Related to Principal	$122,141.69
Purchase Amounts Related to Interest	$629.28
Sub Total	$122,770.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,450,439.62

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,450,439.62
Servicing Fee	$909,493.51	$909,493.51	$0.00	$0.00	$48,540,946.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,540,946.11
Interest - Class A-2a Notes	$824,865.61	$824,865.61	$0.00	$0.00	$47,716,080.50
Interest - Class A-2b Notes	$244,980.14	$244,980.14	$0.00	$0.00	$47,471,100.36
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$45,424,260.36
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$45,018,840.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,018,840.36
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$44,826,202.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,826,202.36
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$44,826,202.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,826,202.36
Regular Principal Payment	$43,814,127.25	$43,814,127.25	$0.00	$0.00	$1,012,075.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,012,075.11
Residual Released to Depositor	$0.00	$1,012,075.11	$0.00	$0.00	$0.00
Total		$49,450,439.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,814,127.25
Total					$43,814,127.25

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$33,534,911.96	$82.23	$824,865.61	$2.02	$34,359,777.57	$84.25
Class A-2b Notes	$10,279,215.29	$82.23	$244,980.14	$1.96	$10,524,195.43	$84.19
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,814,127.25	$27.75	$3,714,743.75	$2.35	$47,528,871.00	$30.10

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$215,651,140.08	0.5288159	$182,116,228.12	0.4465822
Class A-2b Notes	$66,101,992.43	0.5288159	$55,822,777.14	0.4465822
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$997,893,132.51	0.6320019	$954,079,005.26	0.6042529

Pool Information
Weighted Average APR	4.851% %	4.862% %
Weighted Average Remaining Term	46.77	46.03
Number of Receivables Outstanding	33,427	32,685
Pool Balance	$1,091,392,213.38	$1,045,866,110.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,028,484,028.03	$985,657,953.82
Pool Factor	0.6483380	0.6212933

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$60,208,156.79
Targeted Overcollateralization Amount	$91,787,105.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$91,787,105.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$807,792.25
(Recoveries)		31	$130,250.82
Net Loss for Current Collection Period			$677,541.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7450%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5888%	%
Second Prior Collection Period			0.6587%	%
Prior Collection Period			0.5034%	%
Current Collection Period			0.7608%	%
Four Month Average (Current and Prior Three Collection Periods)			0.6279%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		958	$6,724,425.56
(Cumulative Recoveries)			$419,974.06
Cumulative Net Loss for All Collection Periods			$6,304,451.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3745%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7,019.23
Average Net Loss for Receivables that have experienced a Realized Loss			$6,580.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01% %	252	$10,567,105.46
61-90 Days Delinquent	0.23% %	55	$2,372,433.36
91-120 Days Delinquent	0.05% %	11	$496,166.11
Over 120 Days Delinquent	0.01% %	5	$104,470.94
Total Delinquent Receivables	1.29% %	323	$13,540,175.87

Repossession Inventory:
Repossessed in the Current Collection Period		18	$880,036.65
Total Repossessed Inventory		34	$1,692,062.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1586%	%
Prior Collection Period			0.1795%	%
Current Collection Period			0.2172%	%
Three Month Average			0.1851%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2843%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	148	$6,119,476.82
2 Months Extended	167	$7,328,356.84
3+ Months Extended	44	$2,171,005.56

Total Receivables Extended	359	$15,618,839.22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer